Document and Entity Information	Dec. 20, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	CARRIZO OIL & GAS INC
Amendment Flag	false
Entity Central Index Key	0001040593
Document Type	8-K
Document Period End Date	Dec. 20, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14039
Entity Tax Identification Number	64-0844345
Entity Address, Address Line One	2000 W. Sam Houston Parkway S.
Entity Address, Address Line Two	Suite 2000
Entity Address, Postal Zip Code	77042
City Area Code	713
Local Phone Number	589-5200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CRZO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	500 Dallas St.
Entity Address, Address Line Two	Suite 2300
Entity Address, Postal Zip Code	77002
Entity Address, City or Town	Houston
Entity Address, State or Province	TX